Segmented and Geographic Information, and Major Customers	12 Months Ended
Dec. 31, 2023
Segmented and Geographic Information, and Major Customers
Segmented and geographic information, and major customers

26. Segmented and geographic information, and major customers

a. Segmented information

The Company’s operations comprise of four reporting segments engaged in acquisition, exploration, development and exploration of mineral resource properties in Mexico and the United States. Management has determined the operating segments based on the reports reviewed by the chief operating decision makers that are used to make strategic decisions.

b. Geographic information

All revenues from sales of concentrates for the years ended December 31, 2023 and 2022 were earned in Mexico and the United States. The following segmented information is presented as at and during the years ended December 31, 2023 and 2022. The Cosalá Operations segment operates in Mexico while the Galena Complex and Relief Canyon segments operate in the United States.

	As at December 31, 2023					As at December 31, 2022
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Cash and cash equivalents	$687	$791	$43	$540	$2,061	$317	$204	$717	$726	$1,964
Trade and other receivables	7,068	2,388	-	30	9,486	3,921	7,593	-	38	11,552
Inventories	6,310	2,244	103	-	8,657	5,390	2,727	718	-	8,835
Prepaid expenses	1,003	909	404	516	2,832	745	1,232	452	601	3,030
Restricted cash	162	53	4,136	-	4,351	141	53	3,945	-	4,139
Property, plant and equipment	51,600	73,490	27,404	607	153,101	52,141	70,479	37,927	752	161,299
Total assets	$66,830	$79,875	$32,090	$1,693	$180,488	$62,655	$82,288	$43,759	$2,117	$190,819

Trade and other payables	$12,184	$4,843	$1,421	$4,512	$22,960	$12,861	$8,029	$2,658	$3,512	$27,060
Derivative instruments	-	-	-	1,230	1,230	-	-	-	991	991
Shares pending issuance from retraction	-	-	-	436	436	-	-	-	-	-
Pre-payment facility	-	2,250	-	-	2,250	-	-	-	-	-
Other long-term liabilities	30	1,074	-	506	1,610	-	1,192	-	623	1,815
Metals contract liability	-	-	-	36,837	36,837	-	-	-	30,989	30,989
Convertible debenture	-	-	-	15,384	15,384	-	-	-	9,621	9,621
Promissory notes	-	-	-	4,275	4,275	-	-	-	2,500	2,500
Royalty payable	-	-	-	3,947	3,947	-	-	-	-	-
Government loan	-	-	-	-	-	-	222	-	-	222
Post-employment benefit obligations	-	6,537	-	-	6,537	-	6,969	-	-	6,969
Decommissioning provision	2,605	5,563	4,025	-	12,193	2,070	5,603	4,042	-	11,715
Deferred tax liabilities	629	-	-	-	629	348	-	-	-	348
Total liabilities	$15,448	$20,267	$5,446	$67,127	$108,288	$15,279	$22,015	$6,700	$48,236	$92,230

	Year ended December 31, 2023					Year ended December 31, 2022
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$46,163	$43,283	$116	$-	$89,562	$53,418	$31,405	$193	$-	$85,016
Cost of sales	(36,160)	(38,132)	(768)	-	(75,060)	(33,371)	(30,969)	(7,752)	-	(72,092)
Depletion and amortization	(7,982)	(9,093)	(3,614)	(160)	(20,849)	(7,375)	(7,473)	(6,338)	(154)	(21,340)
Care and maintenance costs	-	(594)	(3,248)	-	(3,842)	-	(513)	(3,987)	-	(4,500)
Corporate general and administrative	-	-	-	(8,606)	(8,606)	-	-	-	(9,380)	(9,380)
Exploration costs	(835)	(2,455)	(142)	-	(3,432)	(1,296)	(2,122)	(366)	-	(3,784)
Accretion on decommissioning provision	(212)	(217)	(158)	-	(587)	(164)	(158)	(105)	-	(427)
Interest and financing expense	(296)	(414)	(633)	(6,846)	(8,189)	(210)	(63)	(1,199)	(326)	(1,798)
Foreign exchange gain (loss)	(664)	-	-	1,068	404	(863)	-	-	(2,695)	(3,558)
Gain on disposal of assets	-	283	119	-	402	-	-	-	-	-
Impairment to property, plant and equipment	-	-	(6,000)	-	(6,000)	-	-	(13,440)	-	(13,440)
Loss on metals contract liability	-	-	-	(3,396)	(3,396)	-	-	-	(657)	(657)
Other gain on derivatives	-	-	-	120	120	-	-	-	214	214
Fair value loss on royalty payable	-	-	-	(760)	(760)	-	-	-	-	-
Gain on government loan forgiveness	-	-	-	-	-	-	4,277	-	-	4,277
Income (loss) before income taxes	14	(7,339)	(14,328)	(18,580)	(40,233)	10,139	(5,616)	(32,994)	(12,998)	(41,469)
Income tax recovery (expense)	1,876	184	-	-	2,060	(4,695)	977	-	-	(3,718)
Net income (loss) for the year	$1,890	$(7,155)	$(14,328)	$(18,580)	$(38,173)	$5,444	$(4,639)	$(32,994)	$(12,998)	$(45,187)

c. Major customers

For the year ended December 31, 2023, the Company sold concentrates and finished goods to two major customers accounting for 51% of revenues from Cosalá Operations and 48% of revenues from Galena Complex (2022: two major customers accounting for 83% of revenues from Cosalá Operations and Galena Complex and 16% of revenues from Galena Complex).